Miscellaneous Payables and Other Non-Current Liabilities - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Miscellaneous Payables And Other Non Current Liabilities [Line Items]
Increase (decrease) in miscellaneous payables and other non-current liabilities		€ 71
Capital grants remaining useful life	18 years
Change in capital grants	€ 82
Deferred income	988	1,033
Brazil business unit [member]
Disclosure Miscellaneous Payables And Other Non Current Liabilities [Line Items]
Deferred income	226
Telecom Italia Sparkle Group [member]
Disclosure Miscellaneous Payables And Other Non Current Liabilities [Line Items]
Deferred income	154
TIM S.p.A [member]
Disclosure Miscellaneous Payables And Other Non Current Liabilities [Line Items]
Deferred income	265	€ 268
Ultra-Broadband-UBB and Broadband-BB projects [member]
Disclosure Miscellaneous Payables And Other Non Current Liabilities [Line Items]
Change in capital grants	€ 20